Equity Compensation Plan - Summary of the Company's Non-Vested Stock Option Activity and Related Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Compensation Plan Arrangement [Abstract]
Beginning Balance, Option shares	445,375	631,250	0
Granted, Option shares	611,503	111,000	631,250
Exercised, Option shares	(346,875)	(296,875)
Ending Balance, Option shares	710,003	445,375	631,250
Exercisable, Option shares	43,000	18,750	0
Beginning Balance, Weighted- Average Exercise Price	$ 2.1	$ 1.6	$ 0
Granted, Weighted- Average Exercise Price	3.11	3.6	1.6
Exercised, Weighted- Average Exercise Price	1.89	1.6
Ending Balance, Weighted- Average Exercise Price	3.07	2.1	1.6
Exercisable, Weighted- Average Exercise Price	$ 1.86	$ 1.6	$ 0